Note 21 - Supplemental Cash Flow Information	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
Note
21
– Supplemental Cash Flow Information

The following tables presents the cash flow changes in operating asset and liabilities:

Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Trade accounts receivable	143	3,733	(135)
Other accounts receivable	(7,098)	(2,547)	(451)
Prepaid expenses and other	(5,029)	(5,942)	(4,466)
Inventory	99	(345)	74
Accounts payable	(686)	1,768	(1,065)
Accrued liabilities	(999)	3,265	2,570
Income taxes payable	3,835	(1,550)	(2,423)
Operating leases	283	546	-
Deferred revenue	5,877	(4,184)	2,047
	(3,575)	(5,256)	(3,849)